Note 15 - Lease Liabilities	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of leases [text block]
15.	Lease liabilities

	December 31, 2025	December 31, 2024
Balance at January 1	$132	$175
Lease interest	9	13
Lease repayment	(59)	(55)
Balance at December 31	$82	$133
Less – Current portion	(55)	(50)
Balance at December 31 – Long-term portion	$27	$83